SCHEDULE OF FOREIGN CURRENCY TRANSLATION EXCHANGE RATES (Details)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Year End [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate, translation	7.1636	7.2993	7.2672
Average [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate, translation	7.2526	7.1957	7.2150